Assets and Condensed Schedule of Investments by Class of Units - Assets by Class of Units (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity in brokers' trading accounts:
Cash	$ 25,722,520	$ 29,435,769	$ 31,854,126
Total equity in brokers' trading accounts	27,986,276	33,285,367	33,400,057
Cash and cash equivalents	4,097,811	8,358,825	49,647,370
Securities owned, at fair value	69,613,814	74,642,951	87,511,963
Interest receivable	14,715	11,512	30,508
Total assets	101,712,616	116,298,655	170,589,898
Securities owned, cost (in dollars)	$ 70,506,731	74,547,232	87,212,372
Class A
Equity in brokers' trading accounts:
Cash		1,941,354	1,843,791
Total equity in brokers' trading accounts		2,195,242	1,933,272
Cash and cash equivalents		551,283	2,873,705
Securities owned, at fair value		4,922,866	5,065,395
Interest receivable		759	1,766
Total assets		7,670,150	9,874,138
Securities owned, cost (in dollars)		4,916,553	5,048,054
Class A | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		174,419	131,967
Class A | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		1,691	40
Class A | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		77,778	(42,526)
Class B
Equity in brokers' trading accounts:
Cash		18,790,515	19,094,865
Total equity in brokers' trading accounts		21,247,932	20,021,568
Cash and cash equivalents		5,335,910	29,760,975
Securities owned, at fair value		47,648,814	52,458,798
Interest receivable		7,349	18,288
Total assets		74,240,005	102,259,629
Securities owned, cost (in dollars)		47,587,712	52,279,208
Class B | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		1,688,236	1,366,694
Class B | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		16,359	422
Class B | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		752,822	(440,413)
Legacy 1 Class
Equity in brokers' trading accounts:
Cash		295,154	248,115
Total equity in brokers' trading accounts		333,757	260,157
Cash and cash equivalents		83,814	386,708
Securities owned, at fair value		748,449	681,639
Interest receivable		115	238
Total assets		1,166,135	1,328,742
Securities owned, cost (in dollars)		747,488	679,305
Legacy 1 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		26,521	17,759
Legacy 1 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		257	6
Legacy 1 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		11,825	(5,723)
Legacy 2 Class
Equity in brokers' trading accounts:
Cash		102,861	90,336
Total equity in brokers' trading accounts		116,313	94,720
Cash and cash equivalents		29,209	140,797
Securities owned, at fair value		260,835	248,178
Interest receivable		40	87
Total assets		406,397	483,782
Securities owned, cost (in dollars)		260,501	247,329
Legacy 2 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		9,241	6,466
Legacy 2 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		90	2
Legacy 2 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		4,121	(2,084)
Global 1 Class
Equity in brokers' trading accounts:
Cash		6,635,605	6,522,138
Total equity in brokers' trading accounts		7,503,407	6,838,668
Cash and cash equivalents		1,884,301	10,165,308
Securities owned, at fair value		16,826,506	17,918,088
Interest receivable		2,595	6,247
Total assets		26,216,809	34,928,311
Securities owned, cost (in dollars)		16,804,927	17,856,749
Global 1 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		596,177	466,815
Global 1 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		5,777	145
Global 1 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		265,848	(150,430)
Global 2 Class
Equity in brokers' trading accounts:
Cash		276,183	395,856
Total equity in brokers' trading accounts		312,299	415,068
Cash and cash equivalents		78,427	616,975
Securities owned, at fair value		700,341	1,087,524
Interest receivable		108	379
Total assets		1,091,175	2,119,946
Securities owned, cost (in dollars)		699,443	1,083,801
Global 2 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		24,811	28,333
Global 2 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		240	9
Global 2 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		11,065	(9,130)
Global 3 Class
Equity in brokers' trading accounts:
Cash		1,394,097	3,659,025
Total equity in brokers' trading accounts		1,576,417	3,836,604
Cash and cash equivalents		395,881	5,702,902
Securities owned, at fair value		3,535,140	10,052,341
Interest receivable		546	3,503
Total assets		5,507,984	19,595,350
Securities owned, cost (in dollars)		3,530,608	10,017,926
Global 3 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		125,254	261,890
Global 3 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		1,213	81
Global 3 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts		$ 55,853	$ (84,392)